Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Zig Miami 54 [Member]
Segments [Line Items]
Investments amount	$ 268	$ 370
Equity losses	102	85
Zig Miami 54 [Member] | Additional Loan [Member]
Segments [Line Items]
Investments amount	$ 1,756	1,545
Polyrizon [Member]
Segments [Line Items]
Investments amount		498
Equity losses		209
Parazero [Member]
Segments [Line Items]
Equity losses		543
Laminera [Member]
Segments [Line Items]
Equity losses		1,176
Odysight.ai [Member]
Segments [Line Items]
Equity losses		$ 660